Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2019
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Impairment Charges on Financial Assets
32	IMPAIRMENT CHARGES ON FINANCIAL ASSETS

Impairment charges (reversals) on financial assets for the fiscal years ended March 31, 2019, 2018 and 2017 consisted of the following:

	For the fiscal year ended March 31,
	2019(1)	2018(2)	2017(2)
	(In millions)
Loans and advances	¥122,927	¥126,623	¥141,457
Loan commitments	(9,771)	—	—
Financial guarantees	6,529	—	—
Investment securities(3)	1	10,185	71,510

Total impairment charges on financial assets	¥119,686	¥136,808	¥212,967

(1)	For the fiscal year ended March 31, 2019, impairment charges on the financial assets are determined in accordance with IFRS 9.
(2)

For the fiscal years ended March 31, 2018 and 2017, impairment charges on loans and advances and investment securities were determined in accordance with IAS 39, while losses for loan commitments and financial guarantee contracts were determined in accordance with IAS 37.

(3)	Investment securities, which were formerly available-for-sale financial assets under IAS 39, include debt instruments measured at FVOCI and those measured at amortized cost under IFRS 9.